Long-Term Debt	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Long-Term Debt [Abstract]
Long-term debt

6.      Long-term debt

The following table details the maturities and weighted average interest rates related to long-term debt as at September 30, 2023 and June 30, 2024:

	Final maturity	Weighted average effective interest rate %	June 30, 2024 $	September 30, 2023 $
Convertible loan (a)	2028	23.27	39,566,409	11,258,950
Credit facility (b)	2026	20.11	28,250,007	28,747,705
Term loan	2030	33.65	9,895,641	7,718,928
Long-term debt		21.38	77,712,057	47,725,583
Current portion of long-term debt			—	—
Long-term debt			77,712,057	47,725,583

a)      Convertible loan

On June 12, 2023, concurrently with the execution of the BCA described in Note 3, LeddarTech entered into a subscription agreement (the “Subscription Agreement”) with certain investors, including investors who subsequently joined the Subscription Agreement (the “PIPE Investors”), pursuant to which the PIPE Investors agreed to purchase secured convertible notes of LeddarTech (the “PIPE Convertible Notes”) in an aggregate principal amount of at least US$43.0 million (the “PIPE Financing”).

The Tranche A subscription was completed in June 2023 and July 2023. Tranche B-1 was completed in October 2023 with the remaining Tranche B-2 completed at closing of the BCA.

PIPE Investors in certain tranches of the PIPE Convertible Notes received at the time of issuance of such notes warrants to acquire Class D-1 preferred shares of LeddarTech (the “Class D-1 Preferred Shares” and the warrants, the “PIPE Warrants”). All of the PIPE Warrants were exercised, and the Class D-1 Preferred Shares issued upon exercise of the PIPE Warrants entitled the PIPE Investors to receive approximately 8,553,434 Common Shares upon the closing of the Business Combination.

The Agreement contains customary covenants that provide for, among other things, limitations on indebtedness and fundamental changes, and reporting requirements.

Issuance of Tranches B-1 and B-2:

On October 27, 2023, upon initial recognition, the $5,617,611 of Tranche B-1 financing was allocated to its component is as follows:

•        The debt portion of Tranche B-1 was recorded at amortised cost at a carrying value of US$1,873,523 ($2,596,141), net of transaction costs of $48,743, resulting in an effective interest rate of 28.01%.

•        The conversion option was initially recognised at the fair value, determined using a Black-Scholes valuation model, for an amount of US$694,758 ($962,726). The conversion option is a liability classified embedded derivative whose fair value is recorded in the interim condensed Consolidated statements of financial position under Conversion options within the Company’s liabilities. This embedded derivative is separated from the host contract and recognised as at fair value through profit or loss, with changes in its fair value recorded in the interim condensed Consolidated statements of loss under Finance costs.

•        The 24,322 warrants to acquire 24,322 D-1 Preferred Shares were recognised at their fair value of US$1,260,107 ($2,059,081), determined using a Black-Scholes valuation model.

The fair value of the conversion option and the warrants at initial recognition were determined using the Black-Scholes option pricing model and the following assumptions:

	Conversion option	Warrants
Fair value of the underlying share	US$ 4.74	US$ 61.09
Exercise price	US$ 10.00	US$ 0.01
Risk-free interest rate	4.05%	4.89%
Expected volatility	60%	60%
Expected life	5.00 years	0.04 years
Dividend yield	0%	0%

On December 21, 2023, upon initial recognition, the $23,888,643 of Tranche B-2 financing was allocated to its component as follows:

•        The debt portion of Tranche B-2 was recorded at amortised cost at a carrying value of US$14,952,605 ($19,903,413), net of transaction costs of $297,833, resulting in an effective interest rate of 15.87%.

•        The conversion option was initially recognised at the fair value, determined using a Black-Scholes valuation model, for an amount of US$2,933,937 ($3,985,230). The conversion option is a liability classified embedded derivative whose fair value is recorded in the interim Consolidated statements of financial position under Conversion options within the Company’s liabilities. This embedded derivative is separated from the host contract and recognised as at fair value through profit or loss, with changes in its fair value recorded in the interim condensed Consolidated statements of loss under Finance costs.

b)      Amendments to the Credit Facility

A series of amendments were made to the Credit Facility on October 13, 2023, October 20, 2023, October 31, 2023 and December 8, 2023. These amendments modify the existing terms in order to (i) extend the latest date on which the Tranche B of the SPAC Offering must be funded to December 22, 2023, (ii) extend the date on which the payment of interest for the months of October and November 2023 may be made, (iii) reduce the Available Cash requirement for the period from the date of the disbursement of the Tranche A of the SPAC Offering until October 31, 2023 from $2,500,000 to $1,500,000, to $Nil until the DE-SPAC date and from $10,000,000 to $5,000,000 at all times after the DE-SPAC date and (iv) to increase the aggregate principal amount of the PIPE financing to a minimum of $44,000,000.

In conjunction with the Credit Facility October 2023 Amendments, the Company issued warrants to purchase Company Common Shares at $0.01 per share, which warrants will be assumed by the Company and exercisable for 250,000 Company Common Shares at $0.01 per share.

The warrants may be exercised, in whole or in part, for a period of five years following completion of the Business Combination and will be subject to a lock-up with one third being released four months after closing, another third being released eight months after closing and the final third being released 12 months after closing.

The warrants were recorded as a reduction of the Credit Facility, with a corresponding increase in Reserve — Warrants in Equity of $1,643,714.

During the three months ended June 30, 2024, 250,000 common shares were issued following the exercise of those warrants on May 28, 2024. The corresponding balance in Reserve — Warrants in Equity of $1,643,714 was reclassified to Capital Stock.

14.    Long-term debt

The following table details the maturities and weighted average interest rates related to long-term debt as at September 30, 2023 and 2022:

	Final maturity	Weighted average effective interest rate %	2023 $	2022 $
Convertible loan (a)	2028	33.65	11,258,950	—
Credit facility (b)	2026	17.58	28,747,705	30,000,000
Term loan (c)	2030	33.65	7,718,928	10,034,513
Other loan (e)	2023	N/A	—	1,582,780
Long-term debt		23.96	47,725,583	41,617,293
Current portion of long-term debt			—	30,342,675
Long-term debt			47,725,583	11,274,618

In April and June 2023, the Company’s long-term debt facilities were renegotiated as part of the Company’s refinancing.

a) Convertible loan

Company refinancing — Business Combination and Subscription Agreement

On June 12, 2023, the Company entered into a Business Combination Agreement (the “BCA”) with Prospector Capital Corp. (“Prospector”) (Refer to note 31). Concurrently with the execution of the BCA, LeddarTech entered into subscription agreements (the “Subscription Agreements”) with certain investors (the “PIPE Investors”), pursuant to which the PIPE Investors agreed to subscribe an aggregate principal amount of at least US$43,000,000 in two Tranches.

On June 13, 2023, the PIPE Investors paid US$21,660,000 in cash ($28,957,266) for Tranche A-1 in exchange of convertible notes bearing an interest rate of 12% and 595,650 warrants to purchase an equivalent number of Class D-1 preferred share of the Company exercisable at the cost of US$0.01 per share. Interest on the notes compounds annually and is added to the principal amount of the notes. The convertible notes are convertible into the number of Surviving Company Common Shares determined by dividing the then-outstanding principal amount by the conversion price of US$10.00 per Surviving Company Common Share (conversion option). The Convertible note is secured by a hypothec in the amount of US$60,000,000 over the universality of the Company’s movable assets, present and future, ranking after the security of Credit Facility (note 14b)).

The Agreement contains customary covenants that provide for, among other things, limitations on indebtedness and fundamental changes, and reporting requirements.

On June 13, 2023, upon initial recognition, the $28,957,266 of Tranche A-1 financing was allocated to its component is as follows:

•        The debt portion of Tranche A-1 was recorded at amortised cost at a carrying value of US$7,485,064 ($9,982,830), net of transaction costs of $92,583, resulting in an effective interest rate of 33.9%.

•        The conversion option was initially recognised at the fair value, determined using a Black-Scholes valuation model, for an amount of US$528,363 ($704,677). The conversion option is a liability classified embedded derivative whose fair value is recorded in the Consolidated statements of financial position under Conversion options within the Company’s liabilities. This embedded derivative is separated from the host contract and recognised as at fair value through profit or loss, with changes in its fair value recorded in the Consolidated statements of loss under Finance costs.

•        The 595,650 warrants to acquire 595,650 D-1 Preferred Shares were recognised at their fair value of US$13,646,573 ($18,269,759), determined using a Black-Scholes valuation model.

The fair value of the conversion option and the warrants at initial recognition were determined using the Black-Scholes option pricing model and the following assumptions:

	Conversion option	Warrants
Fair value of the underlying share	US$ 1.67	US$ 22.92
Exercise price	US$ 10.00	US$ 0.01
Risk-free interest rate	4%	5%
Expected volatility	60%	60%
Expected life	5.00 years	0.04 years
Dividend yield	0%	0%

The transaction fees of $529,047 were incurred in relation to the Subscription Agreement. The fees were allocated to Tranche A and B in proportion of the amount of each tranche. The Tranche A fee was allocated based on the relative value of each component and $92,583 was recognised as a reduction of the Convertible Note and $171,940 was recognised in net loss under Transaction costs. The fees attributable to Tranche B have been recognised as a long-term asset on the Consolidated statements of financial position under Other assets.

In June 2023, the warrants were exercised, thus 595,650 D-1 preferred shares were issued (note 16).

In July 2023, PIPE investors paid US$340,530 in cash ($449,159) for an additional Tranche A subscription (Tranche A-2) under the same terms as the initial Tranche A-1 subscription. The Tranche A-2 financing was allocated to its component is as follows:

•        The debt portion of Tranche A-2 was recorded at amortised cost at a carrying value of US$119,998 ($158,277), resulting in an effective interest rate of 33.9%.

•        The conversion option was initially recognised at the fair value, determined using a Black-Scholes valuation model, for an amount of US$9,247 ($12,197).

•        The 9,354 warrants to acquire 9,354 D-1 Preferred Shares were recognised at their fair value of US$211,285 ($278,685), determined using a Black-Scholes valuation model.

The fair value of the conversion option and the warrants at initial recognition were determined using the Black-Scholes option pricing model and the same assumptions as the initial Tranche A subscription assumptions, except for the fair value of the underlying share, namely US$1.75 for the conversion option and US$22.60 for the warrants, respectively.

In August 2023, the warrants were exercised, thus 9,354 D-1 preferred shares were issued (note 16).

b) Credit facility

On January 23, 2020, the Company contracted a term loan for a maximum authorized amount of $30,000,000 (“2020 credit facility”) bearing interest based on the Canadian prime rate or US base rate plus 6.05% or 10% for the first 12 months, with an extension at the option of the Company for a period of nine months bearing interest at 10.5%, to refinance the 2018 credit facility and support research and development. The loan will become due and payable upon the first of the two following scenarios: (1) upon the reception of a financing round; and (2) December 31, 2020, unless the option to extend is exercised by the Company. The facility was renewed and modified in 2021.

The Credit facility, composed of a term loan, an operating loan and a derivative risk facility were coming to maturity on April 30, 2023. On April 5, 2023, 25 days before maturity of the term loan, the Company entered into an Amended and Restated Financing Offer and the term loan under the credit facility was renewed for a period of 30 months. The operating loan and the derivative risk facilities were terminated. Concurrently, the Company secured a bridge loan with the same lender (note 14d).

The existing $30,000,000 facility was extinguished through the issuance of this new instrument. The principal remaining at $30,000,000 bare interest at floating interest rate based on the Canadian prime rate or US base rate plus 9.00%. No gain or loss is recognised as a result of this renewal of the credit facility. Transaction costs of $1,412,286 are included in the initial measurement of financial liabilities at the time of renewal, resulting in an effective interest rate of 17.6%.

The new credit facility’s maturity date is January 31, 2026. The operating conditions of the Credit facility provided for is similar to the preceding agreement, except that it provides for accelerated reimbursement for any amount in excess of US$15.0 million contributed by Prospector in the Business Combination Agreement referred to above as well as 25% of any net cash proceeds from the sale of equity securities in excess of US$43.0 million (including from the PIPE Financing, but excluding amounts contributed by Prospector in the Business Combination Agreement referred to above). Furthermore, upon the receipt of net cash proceeds from the sale of the Modules Business Unit and/or the components assets related to the Components Business Unit, 100% of such net cash proceeds shall be used to make a repayment on the outstanding loans.

Under the Credit facility, the Company must maintain an unencumbered cash balance equal to or greater than (i) $2.5 million through completion of the Business Combination, (ii) $10 million from completion of the Business Combination through October 31, 2024, (iii) $7.5 million from November 1, 2024 through December 31, 2024, (iv) $5.0 million from January 1, 2025 through September 30, 2025, and (iv) $3.5 million at all times thereafter. As at September 30, this financial covenant was respected.

As at September 30, 2023, the Company has drawn $30,000,000 from the credit facility ($30,000,000 as at September 30, 2022).

c) Term loan

On January 23, 2020, the Company signed a non-interest-bearing loan agreement for a maximum authorized amount of $19,800,000 to be disbursed in a maximum of six payments representing 26.65% of eligible incurred expenses and capital expenditures upon the Company’s request, until March 31, 2021. The loan is repayable in 60 equal monthly payments starting after the five-year anniversary of the first disbursement of the loan with a maturity date of March 17, 2030.

In conjunction with the term loan agreement, the Company committed to issue warrants (the “Warrants”) to the lender. During the year ended September 30, 2021, as per the term loan agreement, the Company issued 13,890 warrants to the lender with a strike price of $138.68. The number of warrants represents 10% of the total amount drawn as at September 30, 2021, of $19,262,586 divided by the strike price. These warrants met the definition of a derivative liability and were therefore recorded at fair value. Once the warrants were issued to the lender, they met the fixed-for-fixed criteria for classifying financial instruments as equity since the warrants were settleable in a fixed number of Class C preferred shares at a fixed price per share. Upon each warrant issuance that was fully vested during the year ended September 30, 2021, the respective derivative warrant liability amount was reclassified to equity for an amount of $670,703.

During the year ended September 30, 2023 and 2022, no warrant was issued by the Company and no gain or loss on revaluation of the derivative warrant liability was recognized since all warrants were previously reclassified as equity.

As part of the BCA and Subscription agreement negotiations, the conditions of the Term loan were revised, effective June 12, 2023. The original interest free loan now bears an interest rate of 12%. Capital and capitalized interests will be reimbursable over a period of 42 months starting October 31, 2026. The modification was deemed to be substantial and the existing loan with book value of $11,315,767 was derecognised and a new instrument recognised based on its fair value. On the date of modification, the fair value of the Term loan was estimated at $6,983,592 based on a 33.65% discount rate. The difference between the carrying value of the existing loan and the new loan of $4,332,175 with the carrying value at that date was recorded in the Consolidated statements of loss under Finance income (note 24).

d) Bridge loans

Bridge loans were secured from the Credit facility and the Term loan lenders on April 5, 2023 and May 1, 2023, respectively. Those loans, totalling $6,250,000, were fully re-imbursed on June 12, 2023.

e) Other loan

On June 6, 2023, the Company negotiated a termination agreement in relation with a licence agreement for the worldwide exclusive use by the Company of an intellectual property owned by the licensor for the Company’s use in the development of its Components technology projects. Per the agreement, the related loan (other loan on the Consolidated statements of financial position) valued at $1,739,750 on that date was settled for US$100,000 ($134,189) and a net gain of $1,605,561 was recorded in the Consolidated statements of loss under Finance income as a result of this settlement (note 24). The net carrying amount of the license was completely written off as of December 31, 2022 for the amount of $1,424,196 (note 11).